Non-controlling shareholders (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	R$ 519,169	R$ 111,686
Current liabilities	181,390	142,030
Non-current assets	183,372	94,749
Non-current liabilities	(99,726)	(128,300)
Net assets	421,425	(63,895)
Tradimus [Member]
IfrsStatementLineItems [Line Items]
Current assets	5,677	4,529
Current liabilities	(1,006)	(464)
Current net assets	4,671	4,065
Non-current assets	6,280	9,987
Non-current liabilities	(2,660)	(2,478)
Non-current net assets	3,620	7,509
Net assets	8,291	11,574
Accumulated NCI	R$ 4,146	R$ 5,787